Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DeepGreen Metals Inc. [Member]
Nature of Operations [Line Items]
Nature of Operations

1.      Nature of Operations

DeepGreen Metals Inc. (“DeepGreen” or the “Company”) is incorporated under the laws of the Province of British Columbia, Canada. The Company’s corporate office, registered address and records office is located at 10th floor, 595 Howe Street, Vancouver, British Columbia, Canada, V6C 2T5.

DeepGreen is a Canadian company engaged in seafloor mineral exploration in the Clarion Clipperton Zone (the “CCZ”), approximately 2,000 km west of Mexico in the East Pacific Ocean, a region that hosts high grade polymetallic nodules containing manganese, nickel, copper and cobalt. DeepGreen is considered to have mining operations and mining properties in accordance with US Securities and Exchange Commission (“SEC”) regulations. The Company is also developing technology for onshore processing of polymetallic nodules as well as working with Allseas Group S.A (“Allseas”) to develop a system to collect, lift and transport nodules to shore. DeepGreen’s wholly-owned subsidiary, Nauru Ocean Resources Inc. (“NORI”), sponsored by the Republic of Nauru, was granted an exploration license by the International Seabed Authority (the “ISA”) in July 2011 granting NORI exclusive rights to explore for polymetallic nodules in a region of the CCZ covering 74,830 km2 allocated to the Republic of Nauru (“NORI Area”). Similarly, through Marawa Research and Exploration Limited (“Marawa”), DeepGreen was equally granted rights by the ISA to polymetallic nodules exploration in an area of 74,990 km2 in the CCZ allocated to the Republic of Kiribati. The Company entered into an option agreement with Marawa to purchase such tenements granted to exclusively collect nodules from this area in return for a royalty payable to Marawa. During the year ended December 31, 2020, DeepGreen acquired Tonga Offshore Mining Limited (“TOML”), which was granted an exploration license by the ISA in January 2012 and has exclusive rights to explore for polymetallic nodules covering 74,713 km2 of the CCZ under the supervision of the Kingdom of Tonga.

On March 4, 2021, the Company and Sustainable Opportunities Acquisition Corporation (“SOAC”), a NYSE listed Special Purpose Acquisition Corporation (“SPAC”), entered into a business combination agreement (the “BCA”) in which SOAC would merge with DeepGreen pursuant to a proposed combination and relist on the NASDAQ (the “Business Combination”). The new entity will be renamed TMC the metals company Inc. (“TMC”) in connection with the Business Combination.

In addition to the share-based consideration in SOAC, each DeepGreen shareholder would receive special shares (the “DeepGreen Earnout Shares”). These DeepGreen Earnout Shares would vest and be issued to each DeepGreen shareholder when TMC’s share price trades above certain thresholds as follows:

Share price ($)	15	25	35	50	75	100	150	200
DeepGreen Earnout Shares (mil)	5	10	10	20	20	20	25	25

Similarly, in connection with the transaction, the SOAC sponsors will also be entitled to additional 0.5 million special shares when the share price of TMC trades at $50.00.

The Business Combination closed on September 9, 2021 (refer to note 12 for details). In connection with the Business Combination, SOAC, a Cayman entity, redomiciled to Canada. Accordingly, DeepGreen remains a Canadian entity and became a wholly-owned subsidiary of TMC, which is listed in the United States on the NASDAQ.

The recovery of the Company’s exploration licenses and attainment of profitable operations is dependent upon many factors including, among other things: financing being arranged by the Company to continue operations, explore and develop the ocean floor for the extraction of polymetallic nodules as well as develop processing technology for the treatment of polymetallic nodules, the establishment of a mineable resource, the commercial and technical feasibility of seafloor polymetallic nodule mining and processing, metal prices, and regulatory approval for mining and environmental permitting. The outcome of these matters cannot presently be determined because they are contingent on future events.

Despite the expected completion of the Business Combination, the Company will require additional funding in the future for administration and to execute its exploration and development plans. While the Company has been successful in obtaining its required funding in the past, there is no assurance that such financing will continue to be available. Factors that could affect the availability of financing include, among other things, progress and exploration results, the state of international debt and equity markets, investor perceptions and expectations, and the global financial and metals markets.

Since March 2020, several measures have been implemented by the governments in Canada, the United States, Australia, and the rest of the world in the form of office closures and limiting the movement of personnel in response to the increased impact from the novel coronavirus (“COVID-19”). While the impact of COVID-19 is expected to be temporary, the current circumstances are dynamic and the impact on our business operations, exploration and development plans, results of operations, financial position, and cash flows cannot be reasonably estimated at this time.

1. Nature of Operations

DeepGreen Metals Inc. (“DeepGreen” or the “Company”) is incorporated under the laws of the Province of British Columbia, Canada. The Company’s corporate office, registered address and records office is located at 10th floor, 595 Howe Street, Vancouver, British Columbia, Canada, V6C 2T5.

DeepGreen is a Canadian company engaged in seafloor mineral exploration in the Clarion Clipperton Zone (the “Clarion Clipperton Zone”), approximately 2,000 km west of Mexico in the East Pacific Ocean, a region that hosts high grade polymetallic nodules containing manganese, nickel, copper and cobalt. DeepGreen is considered to have mining operations and mining properties in accordance with SEC regulations. The Company is also developing technology for onshore processing of polymetallic nodules as well as working with Allseas Group S.A (“Allseas”) to develop a system to collect, lift and transport nodules to shore. DeepGreen’s subsidiary, Nauru Ocean Resources Inc., (“NORI”) was granted an exploration license by the International Seabed Authority (“ISA”) in July 2011 and has exclusive rights to explore for polymetallic nodules covering 74,830 km2 in the Clarion Clipperton Zone (“NORI Area”). The Company also has an agreement with Marawa Research and Exploration Ltd (“Marawa”) with respect to polymetallic nodules in an exploration area of 74,990 km2 in the Clarion Clipperton Zone granted to Marawa by the ISA where DeepGreen can purchase such tenements granted to Marawa or exclusively collect nodules from this area (the “Marawa Area”) in return for a royalty payable to Marawa. During the year ended December 31, 2020, the Company acquired Tonga Offshore Mining Ltd. (“TOML”) (Note 3). TOML was granted an exploration license by the ISA in January 2012 and has exclusive rights to explore for polymetallic nodules covering 74,713 km2 of the Clarion Clipperton Zone.

The recovery of the Company’s exploration licenses and attainment of profitable operations is dependent upon many factors including, among other things: financing being arranged by the Company to continue operations, explore and develop the ocean floor for the extraction of polymetallic nodules as well as develop processing technology for the treatment of polymetallic nodules, the establishment of a mineable resource, the commercial and technical feasibility of seafloor polymetallic nodule mining and processing, metal prices, and regulatory approval for mining and environmental permitting. The outcome of these matters cannot presently be determined because they are contingent on future events.

The Company will require additional funding in the future, for administration and to execute its exploration and development plans. While the Company has been successful in obtaining its required funding in the past, there is no assurance that such financing will continue to be available. Factors that could affect the availability of financing include, among other things, progress and exploration results, the state of international debt and equity markets, investor perceptions and expectations, and the global financial and metals markets.

Since March 2020, several measures have been implemented by the governments in Canada, the United States, Australia, and the rest of the world in the form of office closures and limiting the movement of personals in response to the increased impact from the novel coronavirus (“COVID-19”). While the impact of COVID-19 is expected to be temporary, the current circumstances are dynamic and the impact on our business operations cannot be reasonably estimated at this time. We anticipate this could have an adverse impact on our exploration plans, results of operations, financial position, and cash flows.